PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
NOTE 5. PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

December 31, 2020
Robotics and testing equipment	$46,200
Office furniture and equipment	1,525
47,725
Accumulated depreciation	(7,340)
Net property and equipment disposed	(40,385)
Property and equipment, net	$0

Depreciation is computed on a straight-line basis over the assets estimated useful lives of three years. Depreciation for the years ended December 31, 2020 and 2019 was $7,340 and none, respectively.